Risk (Details) - Schedule of cash, cash equivalents and financial assets denominated - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Cash Cash Equivalents And Financial Assets Denominated Abstract
Current financial assets (securities and accrued interest)	€ 7,376,866	€ 4,014,861
Cash and cash equivalents	4,356,512	10,550,217
Total assets exposed to the risk	€ 11,733,378	€ 14,565,078